STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss from operations	$ (264,000)	$ (1,710,000)	$ (3,330,000)	$ (4,819,000)
Other income (expense):
Interest income on investments held in Trust Account	52,000	19,000	123,000	10,000
Interest expense	(116,000)	(63,000)	(339,000)	(175,000)
Total other income (expense), net	(64,000)	(44,000)	(216,000)	(165,000)
Provision for income taxes			0	0
Net loss	(328,000)	(1,754,000)	(3,546,000)	(4,984,000)
Iris
Formation and operating costs			(2,906,319)	(2,577,946)
Forgiveness of unrelated vendor payables				275,000
Loss from operations	(827,647)	(721,754)	(2,906,319)	(2,302,946)
Other income (expense):
Unrealized gain on change in fair value of warrant liabilities			19,044	566,202
Unrealized gain on change in fair value of derivative liability		2,202	2,202	102,226
Interest income on investments held in Trust Account	16,894	47,241	137,717	553,641
Interest expense	(57,098)	(1,339)
Total other income (expense), net	(62,119)	(130,630)	20,861	1,110,715
Loss before income taxes	(889,766)	(852,384)	(2,885,458)	(1,192,231)
Provision for income taxes	(1,616)	(5,847)	(18,841)	(33,987)
Net loss	$ (891,382)	$ (858,231)	$ (2,904,299)	$ (1,226,218)
Weighted average shares outstanding - basic	7,055,859	7,275,074
Weighted average shares outstanding - diluted	7,055,859	7,275,074
Basic net loss per share	$ (0.13)	$ (0.12)
Diluted net loss per share	$ (0.13)	$ (0.12)
Class A common stock subject to possible redemption | Iris
Other income (expense):
Weighted average shares outstanding - basic	7,055,859	7,275,074	7,191,610	3,040,753
Weighted average shares outstanding - diluted			7,191,610	3,040,753
Basic net loss per share	$ (0.13)	$ (0.12)	$ (0.4)	$ (0.15)
Diluted net loss per share			$ (0.4)	$ (0.15)
Class B common stock | Iris
Other income (expense):
Weighted average shares outstanding - basic				4,971,781
Weighted average shares outstanding - diluted				4,971,781
Basic net loss per share				$ (0.15)
Diluted net loss per share				$ (0.15)
Nonrelated Party | Iris
Other income (expense):
Interest expense			$ (136,763)	$ (8,265)
Related party | Iris
Other income (expense):
Interest expense			$ (1,339)	$ (103,089)